RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Disclosure of detailed information of loan receivable due from officer (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 60	$ 67
Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	42	44
Goldsource Mines Inc. [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	66	94
Amounts receivable, related party transactions	$ 19	$ 23